Consolidated Statement of Changes in Stockholder's Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Equity Balance at Dec. 31, 2017	$ 0	$ 46,218	$ 7,881,784	$ (8,208,098)	$ (280,096)
Equity Balance, Shares at Dec. 31, 2017	51	4,622,047,391
Issuance of stock for debt conversion, value	$ 0	$ 7,694	49,229	0	56,923
Issuance of stock for debt conversion, shares issued		769,363,334
Net loss	$ 0	$ 0	0	(417,314)	(214,472)
Equity Balance, Shares at Dec. 31, 2018	51	539,141
Equity Balance at Dec. 31, 2018	$ 0	$ 5	7,931,013	(8,625,412)	(640,487)
Issuance of stock for debt conversion, value					16,640
Net loss	$ 0	$ 0	0	(90,848)	(90,848)
Equity Balance, Shares at Mar. 31, 2019	51	539,141
Equity Balance at Mar. 31, 2019	$ 0	$ 5	7,984,920	(8,716,260)	(731,335)
Equity Balance at Dec. 31, 2018	$ 0	$ 5	7,931,013	(8,625,412)	(640,487)
Equity Balance, Shares at Dec. 31, 2018	51	539,141
Issuance of stock for debt conversion, value	$ 0	$ 18	15,300	0	$ 15,318
Issuance of stock for debt conversion, shares issued		1,750,000			1,750,000
Reverse split on AIPC	0	$ (53,907)	53,907	0	$ 0
Reverse stock split, shares		(5,390,871,584)
Intrinsic value associated with convertible notes	0	$ 0	157,496	0	157,496
Issuance of stock for deferred compensation, value	0	$ 170	2,889,830	0	$ 2,890,000
Issuance of stock for deferred compensation, shares issued		17,000,000			17,000,000
Net loss	$ 0	$ 0	0	(3,035,043)	$ (3,035,043)
Equity Balance, Shares at Dec. 31, 2019	51	19,289,141
Equity Balance at Dec. 31, 2019	$ 0	$ 193	11,047,546	(11,660,455)	(612,716)
Issuance of stock for debt conversion, value	0	$ 12	23,088	0	23,100
Issuance of stock for debt conversion, shares issued		1,160,804
Issuance of stock for services, value	0	$ 40	147,960	0	148,000
Issuance of stock for services, shares issued		4,000,000
Net loss	$ 0	$ 0	0	(1,470,901)	(1,470,901)
Equity Balance, Shares at Mar. 31, 2020	51	24,449,945
Equity Balance at Mar. 31, 2020	$ 0	$ 245	$ 11,218,594	$ (13,131,356)	$ (1,912,517)